Annual Total Returns (Vanguard Extended Duration Treasury Index Fund - ETF Shares ETF) (Vanguard Extended Duration Treasury Index Fund, Vanguard Extended Duration Treasury Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2014
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Annual Total Return
2013	(20.94%)
2012	3.18%
2011	55.81%
2010	10.27%
2009	(36.66%)
2008	55.40%